Fixed assets - Depreciation and amortization - Depreciation period - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	10 years
Bottom of range [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	5 years
Bottom of range [member] | Copper cables, fiber optics and civil works [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	10 years
Bottom of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	3 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	30 years
Top of range [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	10 years
Top of range [member] | Copper cables, fiber optics and civil works [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	30 years
Top of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	5 years